Retirement Plans Postretirement and Postemployment Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for defined benefit pension plans	$ 752,659,000	$ 688,017,000
Combined pension and SERP contributions	44,763,000	53,924,000
Corporation's matching obligations	13,235,000	12,444,000	$ 8,602,000
Accrued postemployment benefits	$ 1,146,000	1,267,000
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of pension asset equity securities in mid and large capitalization funds	50.00%
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	$ 311,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	120,000
Actuarial gain (loss), recognized in net periodic benefit cost	14,098,000
Actuarial gain (loss), recognized in net periodic benefit cost - deferred tax asset and liability	5,438,000
Transition assets, recognized in net periodic benefit cost	1,000
Combined pension and SERP contributions	44,763,000	53,924,000
SERP Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution of pension plans	32,537,000
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	1,741,000
Actuarial gain (loss), recognized in net periodic benefit cost	284,000
Combined pension and SERP contributions	3,127,000	$ 2,116,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	672,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	110,000
Postretirement Health Care Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution of pension plans	$ 3,070,000